SCHEDULE OF ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Details) - USD ($)	Sep. 30, 2025	Mar. 31, 2025	Mar. 31, 2024
Subsequent Events [Abstract]
Trade and other payables	$ 4,736,678	$ 4,602,309
Accrued liabilities	3,137,985	3,034,293
Deferred revenue	33,538	25,322
Total	$ 7,908,201	$ 7,661,924	$ 9,613,118